Borrowings - Short-term Borrowings (Details) ¥ in Millions, $ in Millions	Mar. 30, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 4.3	$ 9.4
Japan Facility
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	0.0	5.4	¥ 600.0
Term Loan
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 4.3	$ 4.0